Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible assets and goodwill

		Intangible assets subject to amortization
(millions)	Note	Customer relationships	Crowdsource assets	Software	Brand and other	Total intangible assets	Goodwill	Total intangible assets and goodwill
At cost
As at January 1, 2022		$1,151	$120	$57	$35	$1,363	$1,350	$2,713
Additions		—	—	14	—	14	—	14
Additions from acquisition		602	—	—	92	694	599	1,293
Dispositions and other		—	—	(9)	(25)	(34)	—	(34)
Foreign exchange		16	—	1	2	19	14	33
As at December 31, 2023		$1,769	$120	$63	$104	$2,056	$1,963	$4,019
Additions		—	—	32	—	32	—	32
Additions from acquisition[1]		—	—	—	—	—	3	3
Dispositions and other		—	—	(8)	—	(8)	—	(8)
Foreign exchange		(32)	—	(2)	(1)	(35)	(40)	(75)
As at December 31, 2024		$1,737	$120	$85	$103	$2,045	$1,926	$3,971
Accumulated amortization
As at January 1, 2022		$264	$30	$33	$28	$355	$—	$355
Amortization		138	15	9	21	183	—	183
Dispositions and other		—	—	(9)	(25)	(34)	—	(34)
Foreign exchange		5	—	—	1	6	—	6
As at December 31, 2023		$407	$45	$33	$25	$510	$—	$510
Amortization		138	15	10	17	180	—	180
Dispositions and other		—	—	(8)	—	(8)	—	(8)
Foreign exchange		(15)	—	—	(1)	(16)	—	(16)
As at December 31, 2024		$530	$60	$35	$41	$666	$—	$666
Net book value
As at December 31, 2023		$1,362	$75	$30	$79	$1,546	$1,963	$3,509
As at December 31, 2024		$1,207	$60	$50	$62	$1,379	$1,926	$3,305
1.In the first quarter of 2024, we acquired a business which expanded our customer experience delivery capabilities in the Asia-Pacific region for purchase consideration of $3 million.

Disclosure of information for cash-generating units	The following mutually exclusive changes in the assumptions would result in the carrying value being equal to the recoverable amount:

Years Ended (increase (decrease) in millions)	Decreases in growth rate	Increases in discount rate	Decreases in perpetual growth rate
TELUS Digital	0.40%	0.20%	0.30%